Right of use assets	12 Months Ended
Dec. 31, 2024
Right of use assets
Right of use Assets

6. Right of use assets

	December 31, 2024
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$3,468,239	$1,939,006	$1,529,233
Office Building	2,324,694	1,352,941	971,753
Printer	9,716	4,196	5,520
	5,802,649	3,296,143	2,506,506

	December 31, 2023
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,847,617	$1,728,958	$118,659
Office Building	1,725,414	1,186,673	538,741
Printer	9,716	1,986	7,730
	3,582,747	2,917,617	665,130

Aircraft

On March 22, 2024 the Company extended its Aircraft lease for three years to March 28, 2027.  The Company will own the aircraft at the end of the lease term.  Terms of the lease extension include an interest rate of 12%, and monthly payments of US$40,189.  The Company has an early purchase option to acquire the aircraft on any of the following dates, March 28, 2025, September 28, 2025, March 28, 2026 or September 28, 2026.  The purchase price would be the amortized value of the lease liability, plus a four-months of interest.  The lease is being treated as a finance lease.  As a result of the lease extension the Right of Use Assets and lease obligations have been increased as follows:

Right of Use Assets	CDN$1,620,622
Lease obligations	US$1,182,393

The Company recognized a loss of $31,686 on the Aircraft lease modification.

Building

On May 1, 2024, the Company surrendered approximately 3,207 square feet of its office building lease to the landlord and extended its lease for an additional five years until September 30, 2030.  Terms of the lease extension include an implied interest rate of 10%, and monthly payments of $19,771.  The lease will continue to be treated as an operating lease.  As a result of the lease extension the Right of Use Assets and lease obligations have been increased as follows:

Right of Use Assets	$599,281
Lease obligations	$600,495

The Company has recognized a loss of $1,214 on the building lease modification, and a loss on disposal of leasehold improvements of $102,555.